Land Use Rights, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2022
Schedule Of Land Use Rights Finite Lived [Line Items]
Land right of use asset				¥ 389,508
Land [Member]
Schedule Of Land Use Rights Finite Lived [Line Items]
Amortization of land use rights	¥ 49,868	¥ 48,828	¥ 50,309
Plants and Buildings [Member] | CHINA
Schedule Of Land Use Rights Finite Lived [Line Items]
Prepayment for acquisition of land use rights	¥ 4,925	¥ 90,341